Risk Management - Summary of Sensitivity Analysis for Interest Rates (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
Percentage of increase in interest rates	1.00%	1.00%
Percentage of decrease in interest rates	1.00%	1.00%